Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instrument [Line Items]
Estimated fair value of contingent liabilities	$ 0
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	1,075	$ 925
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 11,400	$ 10,500